                           LETTER FROM THE PRESIDENT

Dear Shareholder:

     Following is Colonial Connecticut Tax-Exempt Fund's semiannual report for the six months ended July 31, 1995. The Fund seeks as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and Connecticut personal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment grade Connecticut municipal bonds.

FUND PERFORMANCE (2/1/95 - 7/31/95)

                                                           CLASS A      CLASS B
INCEPTION                                                   11/1/91      6/8/92
-------------------------------------------------------------------------------
Distributions declared per share                             $0.207      $0.179
-------------------------------------------------------------------------------
SEC yield on 7/31/95                                          5.35%       4.87%
-------------------------------------------------------------------------------
Taxable-equivalent yield on 7/31/95, based on the
maximum offering price                                        9.27%       8.44%
-------------------------------------------------------------------------------
Six-month total return, assuming reinvestment of all
distributions and no sales charge or contingent
deferred sales charge (CDSC)                                  5.48%       5.08%
-------------------------------------------------------------------------------
Net asset value per share on 7/31/95                         $7.26       $7.26

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/95
                                            CLASS A                CLASS B
                                        NAV         MOP         NAV      W/CDSC
1 YEAR                                 6.88%       1.80%       6.09%      1.09%
SINCE INCEPTION                        6.69%       5.29%       5.64%      4.76%
--------------------------------------------------------------------------------

ECONOMIC/MARKET OVERVIEW

     Although tax reform discussions in Washington had a negative impact on the municipal bond market, in other respects the economic climate was quite favorable for these securities. One factor that had a positive influence on performance was the relatively low supply of Connecticut municipal bonds. Also, the U.S. economy slowed during 1995. Real gross domestic product (GDP) for the first two quarters of 1995 grew at an annualized rate of 2.8% and 1.1%, respectively, down significantly from the annualized GDP growth rate of 5.1% for the final quarter of 1994. This translated into lower interest rates, a development that was reflected in higher prices in the municipal bond market.

     While the state's economy has not shown much improvement, there has been a modest decline in unemployment, from 5.3% to 5.1%. This improvement represents a balance between continued job losses in defense related industries and job growth in the service sector.

     There was one piece of favorable news for the defense industry. Congress approved $1.5 billion for the construction of a third Seawolf submarine at Groton's Electric Boat plant.

                                    [PHOTO]
                              John A. McNeice, Jr.
                                    President

INVESTMENT STRATEGY

     The Fund remained fully invested in a diverse selection of Connecticut municipal bonds. On July 31, the Fund owned 139 individual issues in 18 public sectors. Almost 100% of the securities in the portfolio were rated investment grade, with approximately 40% rated AAA, the highest quality rating available.

     We remain cautiously optimistic about Connecticut's municipal bond market. Although we will monitor the tax-reform debate closely, we believe the overall environment for these securities should continue to be favorable.

Sincerely,

/S/John A. McNeice, Jr.
-----------------------
John A. McNeice, Jr.
President
September 13, 1995

     A portion of the Fund's income may be subject to the alternative minimum tax. The 30-day SEC yield on July 31, 1995, of 5.35% for Class A shares and 4.87% for Class B shares reflects the portfolio's earning power, net of expenses, and does not include changes in Fund price.

     If the adviser had not borne certain Fund expenses, total returns would have been lower and the yield for Class A shares would have been 4.85%, and the yield for Class B shares would have been 4.34%. Taxable-equivalent yields are based on the maximum 42.32% combined federal and Connecticut personal income tax rate.

     Past performance cannot predict future results. Return and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) return does not include sales charges or CDSC. Maximum offering price (MOP) return includes the maximum sales charge of 4.75%. The CDSC returns reflect charges of: one year, 5.00%; since inception, 3.00%.

     Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

INVESTMENT PORTFOLIO (UNAUDITED, IN THOUSANDS) JULY 31, 1995

MUNICIPAL BONDS - 98.3%                                        PAR           VALUE
------------------------------------------------------------------------------------
EDUCATION - 5.1%
State Health & Educational
 Facilities Authority:
 Kent School, Series B,
       5.400%    07/01/23 . . . . . . . . . . . . . . .     $  1,300        $  1,211
 The Taft School, Series 1993-B:
       5.250%    07/01/13 . . . . . . . . . . . . . . .          350             315
       5.400%    07/01/20 . . . . . . . . . . . . . . .        1,750           1,568
 Trinity College, Series C,
       6.000%    07/01/12 . . . . . . . . . . . . . . .        1,000           1,011
 Yale University:
  Series K,
       6.375%    07/01/13 . . . . . . . . . . . . . . .          500             509
  Series 1992-R, RIB (variable rate),
       7.721%    06/10/30 . . . . . . . . . . . . . . .        2,500           2,459
State Higher Education
 Supplemental Loan Authority, Family
 Education Loan Program, Series A,
       7.200%    11/15/10 . . . . . . . . . . . . . . .          880             925
                                                                            --------
                                                                               7,998
------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - 22.8%
Brookfield, Series 1992:
       6.000%    09/15/09 . . . . . . . . . . . . . . .          240             248
       6.000%    09/15/10 . . . . . . . . . . . . . . .          235             242
Commonwealth of Puerto Rico:
       5.500%    07/01/13 . . . . . . . . . . . . . . .        1,850           1,760
 Series 1993,
       3.260%    07/01/08 (a) . . . . . . . . . . . . .        1,250 (b)         423
 Series 1994,
       6.500%    07/01/23 . . . . . . . . . . . . . . .        2,000           2,090
Cromwell, Series 1991,
       5.250%    12/15/08 . . . . . . . . . . . . . . .          100              98
Danbury:
       4.500%    02/01/12 . . . . . . . . . . . . . . .        1,280           1,093
       4.500%    02/01/13 . . . . . . . . . . . . . . .        1,280           1,080
       5.625%    08/15/11 . . . . . . . . . . . . . . .          690             678
East Haddam,
       6.300%    06/15/09 . . . . . . . . . . . . . . .          260             269
Granby, Series 1993:
       6.500%    04/01/09 . . . . . . . . . . . . . . .          200             216
       6.550%    04/01/10 . . . . . . . . . . . . . . .          175             190
Griswold, Series 1992,
       6.000%    04/15/09 . . . . . . . . . . . . . . .          410             420
Groton,
       5.750%    01/15/07 . . . . . . . . . . . . . . .          285             293
Hamden, Series 1992:
       6.000%    10/01/11 . . . . . . . . . . . . . . .          425             429
       6.000%    10/01/12 . . . . . . . . . . . . . . .          425             429
Hartford County Metropolitan District:
       5.625%    02/01/11 . . . . . . . . . . . . . . .         $600            $592
       5.625%    02/01/12 . . . . . . . . . . . . . . .          600             589
       5.625%    02/01/13 . . . . . . . . . . . . . . .          600             589
 Series 1993:
       5.200%    12/01/12 . . . . . . . . . . . . . . .          600             557
       5.200%    12/01/13 . . . . . . . . . . . . . . .          600             553
Montville,  Series 1993,
       6.300%    03/01/12 . . . . . . . . . . . . . . .          335             357
New Britain:
 Series 1992,
       6.000%    02/01/08 . . . . . . . . . . . . . . .          400             419
 Series 1993-A,
       6.000%    10/01/12 . . . . . . . . . . . . . . .        2,000           2,050
North Branford, General Obligation:
       6.200%    02/15/11 . . . . . . . . . . . . . . .          195             200
       6.200%    02/15/12 . . . . . . . . . . . . . . .          225             231
Norwich, General Obligation:
       5.750%    09/15/13 . . . . . . . . . . . . . . .          875             865
       5.750%    09/15/14 . . . . . . . . . . . . . . .          870             855
Plainfield, General Obligation,
 Series 1992,
       6.375%    08/01/11 . . . . . . . . . . . . . . .          500             521
Somers, General Obligation:
       6.000%    01/15/11 . . . . . . . . . . . . . . .          125             127
       6.250%    01/15/08 . . . . . . . . . . . . . . .          270             284
South Windsor, General Obligation,
 Series 1992,
       6.200%    09/01/10 . . . . . . . . . . . . . . .          495             510
Southington, General Obligation,
 Series 1993,
       5.000%    06/15/13 . . . . . . . . . . . . . . .          210             192
Stamford, General Obligation:
       5.250%    03/15/14 . . . . . . . . . . . . . . .        2,750           2,606
 Series 1992,
       6.125%    11/01/11 . . . . . . . . . . . . . . .        1,050           1,093
State Regional School District No.5:
 Series 1992,
       6.300%    03/01/10 . . . . . . . . . . . . . . .          400             416
 Series 1993,
       5.600%    02/15/12 . . . . . . . . . . . . . . .          150             147
State:
 Series 1989-B,
      (c)        11/01/09 . . . . . . . . . . . . . . .        1,450             645
 Series 1992-A1,
      (c)        05/15/12 . . . . . . . . . . . . . . .          524             198
 Series 1993-A,
       5.600%    11/15/10 . . . . . . . . . . . . . . .        1,000             985


See notes to investment portfolio.

MUNICIPAL BONDS - CONT.                                        PAR           VALUE
------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - CONT.
 Series 1993-B:
       5.400%    03/15/09 . . . . . . . . . . . . . . .     $    100        $     98
       5.400%    09/15/09 . . . . . . . . . . . . . . .        4,500           4,393
State, Regional School District No. 14,
 Woodbury & Bethlehem, Series 1991,
       6.100%    12/15/06 . . . . . . . . . . . . . . .          285             303
Torrington, General Obligation:
 Series 1992,
       6.400%    05/15/10 . . . . . . . . . . . . . . .          750             785
 Series 1993:
       5.400%    04/15/10 . . . . . . . . . . . . . . .          725             698
       5.400%    04/15/11 . . . . . . . . . . . . . . .          725             692
Vernon, General Obligation,
 Series 1988,
       7.100%    10/15/03 . . . . . . . . . . . . . . .          250             287
Waterbury, General Obligation,
 Series 1993,
       5.375%    04/15/08 . . . . . . . . . . . . . . .          750             743
West Haven, General Obligation,
 Series 1993-B:
       5.400%    06/01/10 . . . . . . . . . . . . . . .          705             679
       5.400%    06/01/11 . . . . . . . . . . . . . . .          740             709
Westbrook, General Obligation,
 Series 1992:
       6.300%    03/15/12 . . . . . . . . . . . . . . .          265             280
       6.400%    03/15/09 . . . . . . . . . . . . . . .          630             673
                                                                            --------
                                                                              35,879
------------------------------------------------------------------------------------
HEALTH - 20.5%
HOSPITALS - 14.3%
State Health & Educational
 Facilities Authority:
 Bridgeport Hospital, Series A,
       6.500%    07/01/12 . . . . . . . . . . . . . . .        1,000           1,045
 Danbury Hospital, Series E,
       6.500%    07/01/14 . . . . . . . . . . . . . . .        1,400           1,458
 Lawrence & Memorial Hospitals,
  Series 1993-D,
       5.000%    07/01/22 . . . . . . . . . . . . . . .        1,500           1,292
 Manchester Memorial Hospital,
  Series 1993-D,
       5.750%    07/01/22 . . . . . . . . . . . . . . .          400             385
 Middlesex Hospital, Series G,
       6.250%    07/01/22 . . . . . . . . . . . . . . .        1,250           1,272
 New Britain Hospital, Series 1991-A,
       7.750%    07/01/22 . . . . . . . . . . . . . . .          200             209
 Norwalk Hospital, Series D:
       6.250%    07/01/12 . . . . . . . . . . . . . . .        1,750           1,800
       6.250%    07/01/22 . . . . . . . . . . . . . . .        1,000           1,017
 Pope John Paul II Health Center,
       6.250%    11/01/13 . . . . . . . . . . . . . . .        2,000           2,035
 St. Francis Medical Center:
  Series B:
       6.125%    07/01/10 . . . . . . . . . . . . . . .       $1,000          $1,024
       6.200%    07/01/22 . . . . . . . . . . . . . . .        1,000           1,015
  Series 1993-C,
       5.000%    07/01/13 . . . . . . . . . . . . . . .        4,500           4,011
St. Raphael Medical Center:
 Series E,
       6.750%    07/01/13 . . . . . . . . . . . . . . .        1,400           1,484
 Series 1992-F,
       6.200%    07/01/14 . . . . . . . . . . . . . . .          750             767
 Series 1992-G,
       6.200%    07/01/14 . . . . . . . . . . . . . . .          225             230
 Series 1993-H,
       5.250%    07/01/09 . . . . . . . . . . . . . . .        3,410           3,291
William W. Backus Hospital, Series C,
       6.000%    07/01/12 . . . . . . . . . . . . . . .          250             239
                                                                            --------
                                                                              22,574
                                                                            --------
NURSING HOMES - 6.2%
State Development Authority:
 Clintonville Manor Realty,
       6.750%    06/20/21 . . . . . . . . . . . . . . .        1,490           1,518
 Duncaster Inc., Series 1992:
       6.700%    09/01/07 . . . . . . . . . . . . . . .          500             543
       6.750%    09/01/15 . . . . . . . . . . . . . . .        2,500           2,578
State Health & Educational
 Facilities Authority:

 AHF/Windsor Nursing Home Project,
       7.125%    11/01/24 . . . . . . . . . . . . . . .        2,000           2,163
 Mansfield Center for Nursing,
       6.000%    11/01/22 . . . . . . . . . . . . . . .        1,250           1,219
 Noble Horizons Nursing Home:
       5.875%    11/01/12 . . . . . . . . . . . . . . .          640             632
       6.000%    11/01/22 . . . . . . . . . . . . . . .          600             585
 Yale New Haven Hospital, Series G,
       6.500%    07/01/12 . . . . . . . . . . . . . . .          500             522
                                                                            --------
                                                                               9,760
------------------------------------------------------------------------------------
HOUSING - 13.4%
MULTI-FAMILY - 6.9%
New Britain Housing Authority,
 Nathan Hale Apartments:
  Series 1992-A,
       6.500%    07/01/02 . . . . . . . . . . . . . . .          140             147
  Series 1992-B,
       6.875%    07/01/24 . . . . . . . . . . . . . . .        2,590           2,664
State Housing Finance Authority:
 Series 1992 A-1,
       5.850%    11/15/16 . . . . . . . . . . . . . . .        2,000           1,905
 Series 1993-B:
       5.650%    05/15/06 . . . . . . . . . . . . . . .          550             545
       6.200%    05/15/12 . . . . . . . . . . . . . . .        5,000           4,987


See notes to investment portfolio.

MUNICIPAL BONDS - CONT.                                        PAR           VALUE
------------------------------------------------------------------------------------
HOUSING - CONT.
MULTI-FAMILY - CONT.
Waterbury Nonprofit Housing Corp.,
 Fairmont Heights, Series 1993-A,
       6.500%    01/01/26 . . . . . . . . . . . . . . .     $    600        $    608
                                                                            --------
                                                                              10,856
                                                                            --------
SINGLE-FAMILY - 6.5%
State Housing Finance Authority:
       6.350%    05/15/17 . . . . . . . . . . . . . . .        1,250           1,228
 Series B2,
       6.750%    05/15/22 . . . . . . . . . . . . . . .        2,500           2,506
 Series D 1,
       6.625%    05/15/24 . . . . . . . . . . . . . . .          500             507
 Series 1990 B-4,
       7.300%    11/15/03 . . . . . . . . . . . . . . .          225             237
 Series 1991-C,
       6.600%    11/15/23 . . . . . . . . . . . . . . .        1,590           1,594
 Series 1991 C-1,
       6.450%    11/15/11 . . . . . . . . . . . . . . .        1,325           1,333
 Series 1991 C-2,
       6.700%    11/15/22 . . . . . . . . . . . . . . .          110             110
 Series 1992-B,
       6.700%    11/15/12 . . . . . . . . . . . . . . .        2,700           2,754
                                                                            --------
                                                                              10,269
------------------------------------------------------------------------------------
PUBLIC FACILITIES & IMPROVEMENT - 6.4%
Commonwealth of Puerto Rico
 Public Buildings Authority:
 Series L,
       5.750%    07/01/16 . . . . . . . . . . . . . . .        2,000           1,903
 Series M,
       3.750%    07/01/16 . . . . . . . . . . . . . . .        3,300           2,933
Farmington, Series 1993:
       5.700%    01/15/12 . . . . . . . . . . . . . . .          590             595
       5.700%    01/15/13 . . . . . . . . . . . . . . .          570             572
State Certificates of Participation,
  Middletown Courthouse Project:
       6.250%    12/15/09 . . . . . . . . . . . . . . .        1,685           1,750
       6.250%    12/15/10 . . . . . . . . . . . . . . .          750             781
       6.250%    12/15/12 . . . . . . . . . . . . . . .          100             104
       6.250%    12/15/13 . . . . . . . . . . . . . . .          850             880
State Development Authority, Jewish
Community of New Haven, Series 1992,
       6.600%    09/01/17 . . . . . . . . . . . . . . .          500             524
                                                                            --------
                                                                              10,042
------------------------------------------------------------------------------------
PUBLIC INFRASTRUCTURE - 0.8%
TURNPIKE/TOLL ROAD/BRIDGE
Commonwealth of Puerto Rico,
 Highway & Transportation Authority:
       3.515%    07/01/09 (a) . . . . . . . . . . . . .          415 (b)         143
       5.500%    07/01/09 . . . . . . . . . . . . . . .        1,110           1,088
                                                                            --------
                                                                               1,231
------------------------------------------------------------------------------------
REFUNDED/ESCROW/SPECIAL OBLIGATION (D) - 1.5%
South Central Regional Water
 Authority, Series 10-A,
       5.875%    08/01/12 . . . . . . . . . . . . . . .       $1,000          $1,084
State Health & Educational
 Facilities Authority:
 Lawrence & Memorial Hospitals, Series C,
       6.250%    07/01/22 . . . . . . . . . . . . . . .          400             444
 Lutheran General Health Care System,
       7.250%    07/01/04 . . . . . . . . . . . . . . .          185             214
Stratford, General Obligation,
 Series 1992,
       7.300%    03/01/12 . . . . . . . . . . . . . . .          500             574
                                                                            --------
                                                                               2,316
------------------------------------------------------------------------------------
SERVICES - 0.4%
AMUSEMENT & RECREATION
State Development Authority,
 Series 1993-A,
       5.250%    11/15/11 . . . . . . . . . . . . . . .          750             693
------------------------------------------------------------------------------------
SOLID WASTE - 6.0%
MISCELLANEOUS DISPOSAL - 0.9%
State Disposal Facility,
 Waterbury Project,
 Series 1995,
       9.375%    06/01/16 . . . . . . . . . . . . . . .        1,500           1,485
                                                                            --------
RESOURCE RECOVERY - 5.1%
Bristol Resource Recovery Facility,
 Ogden Martin Systems,
       6.500%    07/01/14 . . . . . . . . . . . . . . .        1,500           1,539
State Development Authority,
 Pfizer Inc. Project,
       7.000%    07/01/25 . . . . . . . . . . . . . . .        2,000           2,168
State Resource Recovery Authority:
 Series 1985 B,
       7.300%    11/15/12 . . . . . . . . . . . . . . .          200             210
 American Ref-Fuel Co. Project:
  Series 1988-A,
       8.000%    11/15/15 . . . . . . . . . . . . . . .        2,500           2,750
  Series 1992-A,
       6.450%    11/15/22 . . . . . . . . . . . . . . .        1,425           1,423
                                                                            --------
                                                                               8,090
------------------------------------------------------------------------------------
STUDENT LOAN - 0.3%
State Higher Education,
 Supplemental Loan Authority,
 Series 1993-A,
       6.375%    11/15/99 . . . . . . . . . . . . . . .          475             487
------------------------------------------------------------------------------------


See notes to investment portfolio.


MUNICIPAL BONDS - CONT.                                        PAR          VALUE
------------------------------------------------------------------------------------
TRANSPORTATION - 5.3%
State Special Tax Obligation,
 Transportation Infrastructure:
 Series 1991-B,
       6.250%    10/01/09 . . . . . . . . . . . . . . .     $  2,500        $  2,584
 Series 1992-B,
       6.125%    09/01/12 . . . . . . . . . . . . . . .        4,600           4,726
 Series 1993-A,
       5.375%    09/01/08 . . . . . . . . . . . . . . .        1,000             990
                                                                            --------
                                                                               8,300
------------------------------------------------------------------------------------
UTILITY - 6.4%
INVESTOR OWNED - 2.3%
State Development Authority,
 New England Power Co.,
       7.250%    10/15/15 . . . . . . . . . . . . . . .        3,450           3,687
                                                                            --------
JOINT POWER AUTHORITY - 1.2%
State Municipal Electric Energy
 Cooperative, Series A,
       5.000%    01/01/18 . . . . . . . . . . . . . . .        2,250           1,988
                                                                            --------
MUNICIPAL ELECTRIC - 2.9%
Commonwealth of Puerto Rico,
 Electric Power Authority, Series T,
       5.500%    07/01/20 . . . . . . . . . . . . . . .        5,000           4,556
------------------------------------------------------------------------------------
WATER & SEWER - 9.4%
Hartford County Metropolitan
 District, Series 1991,
       6.200%    11/15/10 . . . . . . . . . . . . . . .          220             230
New Britain, General Obligation,
 Series 1993-B,
       6.000%    03/01/12 . . . . . . . . . . . . . . .        1,000           1,024
South Central Regional Water Authority,
       5.750%    08/01/12 . . . . . . . . . . . . . . .        3,500           3,483
State Clean Water Fund:
 Series 1991,
       7.000%    01/01/11 . . . . . . . . . . . . . . .        1,850           2,021
 Series 1992,
       6.125%    02/01/12 . . . . . . . . . . . . . . .        3,630           3,707
 Series 1993,
       5.875%    04/01/09 . . . . . . . . . . . . . . .        1,000           1,041
 Series 1994,
       5.800%    06/01/16 . . . . . . . . . . . . . . .        1,000             994
State Development Authority:
 Bridgeport Hydraulic Co., Series B,
       5.500%    06/01/28 . . . . . . . . . . . . . . .        1,000             924
 Stamford Water Co., Series 1993,
       5.300%    09/01/28 . . . . . . . . . . . . . . .        1,500           1,352
                                                                            --------
                                                                              14,776
------------------------------------------------------------------------------------
Total investments (cost $152,656 ) (e)                                       154,987
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.8%
------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (f)
IL Development Finance Authority,
 Uhlich Children's Home Project,
       3.850%    04/01/07 . . . . . . . . . . . . . . .         $600            $600
IL Health Facilities Authority,
 Central Dupage Hospital,
       4.050%    11/01/20 . . . . . . . . . . . . . . .          500             500
NC Person County Industrial Facilities
 & Pollution Control Authority,
 Carolina Power & Light Co.,
       4.500%    11/01/16 . . . . . . . . . . . . . . .          100             100
------------------------------------------------------------------------------------
Total short-term obligations                                                   1,200
------------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET - 0.9%                                         1,388
------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                         $157,575
------------------------------------------------------------------------------------


Notes to investment portfolio:
(a) These securities are variable rate instruments; on July 1, 1998 they will change to fixed rate instruments. Interest income is accrued daily on the notional amount at the applicable interest rates.
(b) Notional amount.
(c) Zero coupon bond.
(d) The Fund has been informed that each issuer has placed direct obligation of the U.S. Government in an irrecovable trust, solely for the payment of the interest and principal.
(e) Cost for federal income tax purposes is the same.
(f) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 1995.

Acronym                          Name
-------                          ----
  RIB                    Residual Interest Bonds


See notes to financial statements.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS & LIABILITIES (UNAUDITED)
July 31, 1995
(in thousands except for per share amounts and footnote)
-------------------------------------------------------------------------
ASSETS
Investments at value (cost $152,656)...........................  $154,987
Short-term investments.........................................     1,200
                                                                 --------
                                                                  156,187

Receivable for:
   Interest..........................................  $2,103
   Fund shares sold..................................     247
Deferred organization expenses.......................       4
Other................................................      18       2,372
                                                       ------    --------
         Total assets..........................................   158,559

LIABILITIES
Payable for:
   Distributions.....................................     691
   Fund shares repurchased...........................     254
Payable to adviser...................................       5
Accrued:
   Deferred Trustees fees............................       1
Other................................................      33
                                                       ------
         Total liabilities.....................................       984
                                                                 --------

NET ASSETS.....................................................  $157,575
                                                                 ========

Net asset value & redemption price per share -
    Class A ($78,656/10,828)...................................  $   7.26
                                                                 ========

Maximum offering price per share - Class A
   ($7.26/0.9525)..............................................  $   7.62(a)
                                                                 ========

Net asset value & offering price per share -
    Class B ($78,919/10,864)...................................  $   7.26(b)
                                                                 ========

COMPOSITION OF NET ASSETS
   Capital paid in.............................................  $161,901
   Undistributed net investment income.........................        19
   Accumulated net realized loss...............................    (6,676)
   Net unrealized appreciation.................................     2,331
                                                                 --------
                                                                 $157,575
                                                                 ========

(a) On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


STATEMENT OF OPERATIONS (UNAUDITED)
Six months ended July 31, 1995
(in thousands)
-------------------------------------------------------------------------
INVESTMENT INCOME
Interest.......................................................  $  4,681
                                                                 --------
EXPENSES
Management fee........................................ $   423
Service fee...........................................      94
Distribution fee - Class B............................     292
Transfer agent........................................     126
Bookkeeping fee.......................................      32
Trustees fees.........................................       7
Custodian fee.........................................       4
Audit fee.............................................      15
Legal fee.............................................       4
Registration fees.....................................      18
Reports to shareholders...............................       4
Amortization of deferred
 organization expense.................................       2
Other.................................................       9
                                                       -------
                                                         1,030
Fees waived by the adviser............................    (409)       621
                                                       -------   --------
        Net investment income..................................     4,060
                                                                 --------


NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON PORTFOLIO POSITIONS
Net realized loss on:
  Investments.........................................    (187)
  Closed futures contracts............................  (2,688)
                                                       -------
     Net realized loss.........................................    (2,875)
     Net unrealized appreciation
       during the period on:
       Investments....................................   6,264
       Open futures contracts.........................     567
                                                       -------
  Net unrealized appreciation..................................     6,831
                                                                 --------
        Net gain...............................................     3,956
                                                                 --------
Net increase in net assets from
   operations..................................................  $  8,016
                                                                 ========


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(in thousands)

--------------------------------------------------------------------------------------------

                                                                  (unaudited)
                                                                   Six months        Year
                                                                      ended         ended
                                                                     July 31      January 31
                                                               ----------------   ----------
                                                                       1995           1995
                                                               ----------------   ----------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income.....................................     $  4,060        $  8,394
   Net realized loss.........................................       (2,875)         (2,357)
   Net unrealized appreciation (depreciation)................        6,831         (15,133)
                                                                  --------        --------
         Net increase (decrease) from operations.............        8,016          (9,096)
Distributions
   From net investment income - Class A......................       (2,227)         (4,752)
   From net investment income - Class B......................       (1,913)         (3,634)
   From net realized gains - Class A.........................          --              (12)
   From net realized gains - Class B.........................          --               (9)
                                                                  --------        --------
                                                                     3,876         (17,503)
                                                                  --------        --------
Fund share transactions
   Receipts for shares sold - Class A........................        7,340           9,992
   Value of distributions reinvested - Class A...............        1,309           2,706
   Cost of shares repurchased - Class A......................       (6,571)        (19,845)
                                                                  --------        --------
                                                                     2,078          (7,147)
                                                                  --------        --------

   Receipts for shares sold - Class B........................        6,435          16,129
   Value of distributions reinvested - Class B...............        1,161           2,236
   Cost of shares repurchased - Class B......................       (4,171)         (8,746)
                                                                  --------        --------
                                                                     3,425           9,619
                                                                  --------        --------
         Net increase from Fund share transactions...........        5,503           2,472
                                                                  --------        --------

         Total increase (decrease)...........................        9,379         (15,031)
NET ASSETS
   Beginning of period.......................................      148,196         163,227
                                                                  --------        --------
   End of period (including undistributed
    net investment income of $19 and $91, respectively)......     $157,575        $148,196
                                                                  ========        ========
NUMBER OF FUND SHARES
   Sold - Class A............................................        1,008           1,375
   Issued for distributions reinvested - Class A.............          180             376
   Repurchased - Class A.....................................         (899)         (2,800)
                                                                  --------        --------
                                                                       289          (1,049)
                                                                  --------        --------

   Sold - Class B............................................          882           2,223
   Issued for distributions reinvested - Class B.............          159             311
   Repurchased - Class B.....................................         (570)         (1,240)
                                                                  --------        --------
                                                                       471           1,294
                                                                  --------        --------


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


NOTE 1. INTERIM FINANCIAL STATEMENTS
     In the opinion of management of Colonial Connecticut Tax-Exempt Fund (the
Fund), a series of Colonial Trust V, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at July 31, 1995, and the results of its operations, the changes in its net assets, and the financial highlights for the six months then ended.
--------------------------------------------------------------------------------
NOTE 2.  ACCOUNTING POLICIES
     The Fund is a non-diversified portfolio of a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-ended management investment company. The Fund may issue an unlimited number of shares. The Fund offers Class A shares sold with a front-end sales charge and Class B shares which are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements and conform to generally accepted accounting principles.
--------------------------------------------------------------------------------
SECURITY VALUATION AND TRANSACTIONS
     Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.
     Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.
     Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.
     Short-term obligations with a maturity of 60 days or less are valued at amortized cost.
     Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.
     Security transactions are accounted for on the date the securities are purchased or sold.
     Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.
     The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.
--------------------------------------------------------------------------------
DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS
     All income, expenses (other than the Class B distribution fee), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.
     Class B per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B shares only.
--------------------------------------------------------------------------------
FEDERAL INCOME TAXES
     Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.
--------------------------------------------------------------------------------
INTEREST INCOME, DEBT DISCOUNT AND PREMIUM
     Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
     The Fund declares and records distributions daily and pays monthly.

     The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
--------------------------------------------------------------------------------
DEFERRED ORGANIZATION EXPENSES
     The Fund incurred $17,793 of expenses in connection with its organization, initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of its shares. These expenses were deferred and are being amortized on a straight-line basis over five years.
--------------------------------------------------------------------------------
NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE
     Colonial Management Associates, Inc. (the Adviser) is the investment adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on each Fund's pro-rata portion of the combined average net assets of Trust V as follows:

     Average Net Assets                           Annual Fee Rate
     ------------------                           ---------------
     First $1 billion                                  0.55%
     Next  $1 billion                                  0.50%
     Over  $2 billion                                  0.45%

--------------------------------------------------------------------------------
BOOKKEEPING FEE
     The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.
--------------------------------------------------------------------------------
TRANSFER AGENT
     Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.14% annually of the Fund's average net assets and receives a reimbursement for certain out of pocket expenses.
--------------------------------------------------------------------------------
UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES
     Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. During the six months ended July 31, 1995, the Distributor retained net underwriting discounts of $21,336 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $85,042 on Class B share redemptions.
     The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares. The plan also requires the payment of a service fee to the Distributor as follows:

                    Valuation of shares                       Annual
                outstanding on the 20th of                     Fee
              each month which were issued                     Rate
              ----------------------------                    ------
Prior to November 30, 1994..................................   0.10%
On or after December 1, 1994................................   0.25%

     The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.
--------------------------------------------------------------------------------
EXPENSE LIMITS
     The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.30% annually of the Fund's average net assets.
     Effective August 1, 1995, and until further notice, the expense limit changed to 0.45% of the Fund's average net assets.
--------------------------------------------------------------------------------
OTHER
     The Fund pays no compensation to its officers, all of whom are employees of the Adviser.
     The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.
--------------------------------------------------------------------------------

NOTE 4.  PORTFOLIO INFORMATION
     During the six months ended July 31, 1995, purchases and sales of investments, other than short-term obligations, were $9,373,204 and $7,461,376, respectively.
     Unrealized appreciation (depreciation) at July 31, 1995, based on cost of investments for both financial statement and federal income tax purposes was:

  Gross unrealized appreciation..............................  $ 4,274,666
  Gross unrealized depreciation..............................  $(1,943,668)
                                                               -----------
     Net unrealized appreciation.............................  $ 2,330,998
                                                               ===========

--------------------------------------------------------------------------------
CAPITAL LOSS CARRYFORWARDS
    At January 31, 1995, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

        Year of                                            Capital loss
        expiration                                          carryforward
        ----------                                         -------------
          2003.........................................      $2,374,000

     Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.
     To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.
--------------------------------------------------------------------------------
OTHER
     There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
     The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.
     The Fund sells municipal and Treasury bond futures contracts to manage overall portfolio interest rate exposure and not for trading purposes. The use of futures contracts involves certain risks, which include (1) imperfect correlation between the price movement of the contracts and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the contract or the underlying securities, or (3) an inaccurate prediction by the Adviser of the future direction of interest rates. Any of these risks may involve amounts exceeding the initial or variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.
--------------------------------------------------------------------------------
NOTE 5.  RESULTS OF SPECIAL SHAREHOLDERS MEETING
     On February 15, 1995, a special meeting of shareholders was held and a new Management Agreement between the Trust and Colonial Management Associates, Inc. was approved that became effective upon the completion of the merger of The Colonial Group, Inc. and Apple Merger Corporation, a subsidiary of Liberty Financial Companies, Inc. on March 24, 1995. Of the shares of beneficial interest outstanding on December 9, 1994, 13,230,386 voted for the new Management Agreement, 153,820 voted against and 596,285 abstained. Of the shares of beneficial interest outstanding that abstained, 74,014 represented broker non-votes.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected data for a share of each class outstanding throughout each period are as follows:
----------------------------------------------------------------------------------------------------------


                                                            (UNAUDITED)
                                                          SIX MONTHS ENDED                 YEAR ENDED
                                                              JULY 31                      JANUARY 31
                                                      -----------------------         --------------------
                                                               1995                           1995
                                                      -----------------------         --------------------
                                                      CLASS A         CLASS B         CLASS A      CLASS B
                                                      -------         -------         -------      -------
Net asset value - Beginning
   of period...................................       $ 7.080         $ 7.080         $ 7.890      $ 7.890
                                                      -------         -------         -------      -------
Income (loss) from investment operations:
   Net investment income (a)...................         0.203           0.175           0.418        0.363
   Net realized and
     unrealized gain (loss) on investments.....         0.184           0.184          (0.809)      (0.809)
                                                      -------         -------         -------      -------
       Total from investment operations........         0.387           0.359          (0.391)      (0.446)
                                                      -------         -------         -------      -------
Less distributions declared to shareholders:
   From net investment income..................        (0.207)         (0.179)         (0.418)      (0.363)
   From net realized gains.....................          --              --            (0.001)      (0.001)
                                                      -------         -------         -------      -------
       Total distributions declared to
     shareholders..............................        (0.207)         (0.179)         (0.419)      (0.364)
                                                      -------         -------         -------      -------
Net asset value - End of period................       $ 7.260         $ 7.260         $ 7.080      $ 7.080
                                                      =======         =======         =======      =======
Total return(b)(c).............................          5.48%(d)        5.08%(d)       (4.85)%      (5.57)%
                                                      =======         =======         =======      =======
Ratios to average net assets
   Expenses....................................          0.42%(e)(f)     1.17%(e)(f)     0.32%(e)     1.07%(e)
   Net investment income.......................          5.55%(f)        4.80%(f)        5.81%        5.06%
   Fees and expenses waived
     or borne by the adviser...................          0.52%(f)        0.52%(f)        0.55%        0.55%
Portfolio turnover.............................            10%(f)          10%(f)          22%          22%
Net assets at end of period (000)..............       $78,656         $78,919         $74,616      $73,580


(a) Net of fees and expenses waived or
    borne by the Adviser which
    amounted to...............................        $ 0.019         $ 0.019         $ 0.039      $ 0.039

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Adviser not waived or reimbursed a portion of expenses total return would have been reduced.
(d) Not annualized.
(e) Includes the service fee of 0.12% (annualized) for the period ended July 31, 1995, and 0.02% (not annualized) for the year ended January 31, 1995, respectively.
(f) Annualized.

FINANCIAL HIGHLIGHTS - CONTINUED
Selected data for a share of each class outstanding throughout each period are as follows:
---------------------------------------------------------------------------------------------------------------------


                                                                                                         PERIOD ENDED
                                                                         YEAR ENDED JANUARY 31            JANUARY 31
                                                                 -------------------------------------   ------------
                                                                       1994                1993              1992
                                                                 -----------------   -----------------      -------
                                                                 CLASS A   CLASS B   CLASS A   CLASS B(B)   CLASS A(C)
                                                                 -------   -------   -------   -------      -------
Net asset value - Beginning
  of period....................................................  $ 7.420   $ 7.420   $ 7.190   $ 7.200      $ 7.140
                                                                 -------   -------   -------   -------      -------
Income from investment operations:
  Net investment income (a)....................................    0.429     0.372     0.449     0.256        0.118
  Net realized and
    unrealized gain on investments.............................    0.465     0.465     0.270     0.257        0.046
                                                                 -------   -------   -------   -------      -------
      Total from investment operations.........................    0.894     0.837     0.719     0.513        0.164
                                                                 -------   -------   -------   -------      -------
Less distributions declared to shareholders:
  From net investment income...................................   (0.424)   (0.367)   (0.452)   (0.256)      (0.114)
  In excess of net investment
    income.....................................................     --        --      (0.002)   (0.002)        --
  From net realized gains......................................     --        --      (0.021)   (0.021)        --
  In excess of net realized gains..............................     --        --      (0.014)   (0.014)        --
                                                                 -------   -------   -------   -------      -------
      Total distributions declared to
        shareholders...........................................   (0.424)   (0.367)   (0.489)   (0.293)      (0.114)
                                                                 -------   -------   -------   -------      -------
Net asset value - End of period................................  $ 7.890   $ 7.890   $ 7.420   $ 7.420      $ 7.190
                                                                 -------   -------   -------   -------      -------
Total return(d)(e).............................................    12.30%    11.49%    10.34%     7.23%(f)     2.31%(f)
                                                                 -------   -------   -------   -------      -------
Ratios to average net assets
  Expenses.....................................................     0.22%     0.97%      --       0.75%(g)      --
  Net investment income........................................     5.48%     4.73%     6.00%     5.25%(g)     4.68%(g)
  Fees and expenses waived
    or borne by the adviser....................................     0.65%     0.65%     0.90%     0.90%        1.32%(g)
Portfolio turnover.............................................        5%        5%        4%        4%          53%(g)
Net assets at end of period (000)..............................  $91,436   $71,791   $63,126   $27,839      $12,349

(a) Net of fees and expenses waived or
     borne by the Adviser which
     amounted to...............................................  $ 0.051   $ 0.051   $ 0.067   $ 0.042      $ 0.033

(b) Class B shares were initially offered on June 8, 1992. Per share amounts reflect activity from that date.
(c) The Fund commenced investment operations on November 1, 1991.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Adviser not waived or reimbursed a portion of expenses total return would have been reduced.
(f) Not annualized.
(g) Annualized.

TRUSTEES


ROBERT J. BIRNBAUM
Trustee (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Trustee (formerly Chairman of the Board and Chief Executive
Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations,
The Rockport Company)

WILLIAM D. IRELAND, JR.
Trustee (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Dean, College of Business and Management, University of Maryland (formerly Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C.S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JOHN A. MCNEICE, JR.
Chairman of the Board and Director, The Colonial Group, Inc. and Colonial Management Associates, Inc. (formerly Chief Executive Officer, The Colonial Group, Inc. and Colonial Management Associates, Inc.)

JAMES L. MOODY, JR.
Chairman of the Board, Hannaford Bros. Co. (formerly Chief
Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation

--------------------------------------------------------------------------------

ABOUT OUR COVER...

[GRAPHIC]

The symbol on the cover of this Report represents the Fund's primary investment focus on municipal bonds.

--------------------------------------------------------------------------------

Colonial Connecticut Tax-Exempt Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call our Literature Department at 1-800-248-2828 and additional reports will be sent to you.

SHAREHOLDER SERVICES AND TRANSFER AGENT

Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611


This report has been prepared for shareholders of Colonial Connecticut Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives, and operating policies of the Fund.

                       THIS PAGE LEFT BLANK INTENTIONALLY

[LOGO]
COLONIAL
MUTUAL FUNDS


[GRAPHIC]


COLONIAL
CONNECTICUT
TAX-EXEMPT FUND

-------------------------------------------------------

SEMIANNUAL REPORT
JULY 31, 1995


[LOGO]
COLONIAL
MUTUAL FUNDS



[LOGO] Printed on recycled paper

COLONIAL INVESTMENT SERVICES, INC. (C)1995
One Financial Center, Boston, Massachusetts 02111-2621
CT-03/197B-0795